UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® California Municipal
Money Market Fund

May 31, 2007

1.802199.103

CFS-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.5%
	Principal Amount (000s)	Value (000s)
California - 92.1%
ABAG Fin. Auth. for Nonprofit Corp. Rev. Participating VRDN Series MT 40, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 18,995	$ 18,995
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (Vintage Chateau Proj.) Series A, 3.78%, LOC Union Bank of California, VRDN (b)(c)	11,900	11,900
Alameda Corridor Trans. Auth. Rev. Participating VRDN:
Series BS 05 222 Class A, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	12,210	12,210
Series PZ 51, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,300	12,300
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 781PB, 3.79% (Liquidity Facility Deutsche Postbank AG) (b)(d)	19,125	19,125
Bay Area Toll Auth. California Toll Bridge Rev. Participating VRDN:
Series EGL 06 83 Class A, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	25,000	25,000
Series EGL 07 0053, 3.78% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	3,465	3,465
Series MT 238, 3.92% (Liquidity Facility DEPFA BANK PLC) (b)(d)	21,900	21,900
Series ROC II R 4090, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	9,600	9,600
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 3.77%, LOC Fannie Mae, VRDN (b)(c)	14,288	14,288
Burbank Glendale Pasadena Arpt. Auth. Rev. Participating VRDN:
Series MT 137, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,885	2,885
Series Putters 904, 3.81% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	5,700	5,700
California Participating VRDN:
Series DB 117, 3.81% (Liquidity Facility Deutsche Bank AG) (b)(d)	4,390	4,390
Series EC 1068, 0% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	14,100	14,100
Series LB 07 F3, 3.83% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	16,265	16,265
Series PA 1475, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,050	12,050
Series PA 1501, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	17,170	17,170
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Participating VRDN: - continued
Series PA 1502, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	$ 10,515	$ 10,515
Series PT 4044, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	14,500	14,500
California Children's Hosp. Participating VRDN Series GS 07 31G, 3.78% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	35,195	35,195
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN:
Series Putters 309, 3.78% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	14,095	14,095
Series Putters 322, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	11,470	11,470
California Dept. of Wtr. Resources Rev. Participating VRDN Series GS 07 27G, 3.78% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	32,900	32,900
California Edl. Facilities Auth. Rev. Participating VRDN:
Series EGL 03 45 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	6,775	6,775
Series PA 542, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,105	8,105
California Edl. Facilities Rev. Participating VRDN Series AAB 05 32, 3.79% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	12,000	12,000
California Gen. Oblig.:
Bonds Series AAB 00 1, 3.78%, tender 6/7/07 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	19,065	19,065
Participating VRDN:
MOTC PA 1396, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,860	6,860
MS 06 1437, 3.78% (Liquidity Facility Morgan Stanley) (b)(d)	23,485	23,485
ROCS RR II R 622 PB, 3.79% (Liquidity Facility Deutsche Postbank AG) (b)(d)	2,455	2,455
Series EGL 04 1013 Class A, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	2,070	2,070
Series EGL 06 76 Class A, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	20,000	20,000
Series EGL 06 99 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	17,520	17,520
Series Merlots 02 A17, 3.81% (Liquidity Facility Bank of New York, New York) (b)(d)	12,140	12,140
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series Merlots B45, 3.81% (Liquidity Facility Wachovia Bank NA) (b)(d)	$ 30,500	$ 30,500
Series MS 1297, 3.78% (Liquidity Facility Morgan Stanley) (b)(d)	16,175	16,175
Series PA 1231, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	21,690	21,690
Series PT 1252, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	23,945	23,945
Series Putters 132, 3.78% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,480	2,480
Series Putters 245, 3.78% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,660	6,660
Series ROC II R 3049, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,415	4,415
Series ROC II R 3052, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,210	4,210
Series ROC II R 6524, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,415	4,415
Series ROC II R 7533, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,345	6,345
Series ROC II R 879 CE, 3.79% (Liquidity Facility Citibank NA) (b)(d)	9,880	9,880
Series ROC II R 880, 3.79% (Liquidity Facility Citibank NA) (b)(d)	6,000	6,000
Series ROC II R438CE, 3.81% (Liquidity Facility Citibank NA) (b)(c)(d)	46,870	46,870
Series TOC 05 HH, 3.79% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	24,700	24,700
RAN 4.5% 6/29/07	17,500	17,508
3.75% 7/10/07 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	13,100	13,100
3.78% 7/9/07 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	12,100	12,100
3.78% 7/10/07 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	10,000	10,000
3.78% 7/10/07 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	17,200	17,200
3.8% 7/10/07 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	32,100	32,100
3.8% 7/10/07 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series MS 06 1755, 3.78% (Liquidity Facility Morgan Stanley) (b)(d)	$ 7,000	$ 7,000
Series MS 06 1757, 3.78% (Liquidity Facility Morgan Stanley) (b)(d)	18,325	18,325
Series MS 06 1802, 3.78% (Liquidity Facility Morgan Stanley) (b)(d)	11,500	11,500
Series PA 1414 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	28,200	28,200
Series PT 953, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,495	6,495
California Hsg. Fin. Agcy. Rev.:
Participating VRDN:
Series 3659, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	9,535	9,535
Series BS 3063, 3.81% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)(d)	15,540	15,540
Series LB 07 P51W, 3.86% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	15,385	15,385
Series MS 06 1799, 3.81% (Liquidity Facility Morgan Stanley) (b)(c)(d)	19,960	19,960
Series MT 208, 3.82% (Liquidity Facility Lloyds TSB Bank PLC) (b)(c)(d)	4,205	4,205
Series MT 211, 3.82% (Liquidity Facility Lloyds TSB Bank PLC) (b)(c)(d)	2,305	2,305
Series MT 225, 3.82% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(c)(d)	4,080	4,080
Series PA 1418R, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	18,455	18,455
Series PA 1419R, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	4,620	4,620
Series PT 3656, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	3,325	3,325
Series PT 3691, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	9,340	9,340
Series PT 3939, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	15,220	15,220
Series 2003 D:
3.8% (FSA Insured), VRDN (b)(c)	31,000	31,000
3.8% (FSA Insured), VRDN (b)(c)	30,050	30,050
Series 2005 A, 3.8% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(c)	116,325	116,324
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
Series 2005 D, 3.79% (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), VRDN (b)(c)	$ 62,525	$ 62,525
Series 2005 F:
3.77% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(c)	18,220	18,220
3.77% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(c)	52,985	52,985
Series D, 3.79% (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), VRDN (b)(c)	7,320	7,320
Series F, 3.8% (MBIA Insured), VRDN (b)(c)	21,500	21,500
Series P, 3.8% (MBIA Insured), VRDN (b)(c)	31,960	31,960
Series Q, 3.8% (AMBAC Insured), VRDN (b)(c)	37,600	37,600
Series U, 3.8% (MBIA Insured), VRDN (b)(c)	15,790	15,790
California Hsg. Fin. Auth. Rev. Participating VRDN Series Stars 07 16, 3.8% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	10,415	10,415
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN:
Series EGL 03 46 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	7,700	7,700
Series EGL 04 28 Class A, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	7,000	7,000
Series PA 1202R, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,000	5,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. Participating VRDN MS 06 1429, 3.81% (Liquidity Facility Morgan Stanley) (b)(c)(d)	8,445	8,445
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Republic Services, Inc. Proj.):
4.05%, VRDN (b)(c)	18,000	18,000
4.05%, VRDN (b)(c)	20,000	20,000
California Pub. Works Board Lease Rev. Participating VRDN:
Series PA 814R, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	13,330	13,330
Series PT 3262, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	16,920	16,920
Series PT 3417, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,940	7,940
Series Putters 610, 3.78% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,750	3,750
California School Cash Reserve Prog. TRAN Series A, 4.5% 7/6/07 (AMBAC Insured)	40,000	40,022
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Schools Participating VRDN Series MS 06 1544, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	$ 38,940	$ 38,940
California State Participating VRDN Series LB 07 F2, 3.83% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	18,470	18,470
California State Univ. Rev.:
Participating VRDN Putters 1435, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,990	2,990
Series 2001 A, 3.67% 9/12/07, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	11,335	11,335
California Statewide Cmnty. Dev. Corp. Rev.:
(Merrill Packaging Proj.) 3.95%, LOC Wells Fargo Bank NA, VRDN (b)(c)	880	880
(Rix Industries Proj.) Series 1996 I, 3.95%, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,200	1,200
(Supreme Truck Bodies of California Proj.) 3.95%, LOC JPMorgan Chase Bank, VRDN (b)(c)	925	925
California Statewide Communities Dev. Auth. Bonds (Kaiser Permanente Health Sys. Proj.) Series 2004 K, 3.67% tender 9/13/07, CP mode	3,300	3,300
California Statewide Communities Dev. Auth. Multi-family Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 3.77%, LOC Fannie Mae, VRDN (b)(c)	7,350	7,350
(Arbor Ridge Apts. Proj.) Series X, 3.73%, LOC Fannie Mae, VRDN (b)(c)	4,040	4,040
(Bristol Apts. Proj.) Series Z, 3.77%, LOC Freddie Mac, VRDN (b)(c)	9,500	9,500
(Crocker Oaks Apts. Proj.) Series 2001 H, 3.77%, LOC Fannie Mae, VRDN (b)(c)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 3.77%, LOC Fannie Mae, VRDN (b)(c)	20,000	20,000
(Grove Apts. Proj.) Series X, 3.77%, LOC Fannie Mae, VRDN (b)(c)	6,150	6,150
(Maple Square Apt. Proj.) Series AA, 3.78%, LOC Citibank NA, VRDN (b)(c)	13,200	13,200
(Marlin Cove Apts. Proj.) Series V, 3.77%, LOC Fannie Mae, VRDN (b)(c)	24,000	24,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 3.78%, LOC Bank of America NA, VRDN (b)(c)	41,800	41,800
(Northwood Apts. Proj.) Series N, 3.77%, LOC Freddie Mac, VRDN (b)(c)	5,000	5,000
(Oakmont Stockton Proj.) Series 1997 C, 3.81% (Gen. Elec. Cap. Corp. Guaranteed), VRDN (b)(c)	5,960	5,960
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Communities Dev. Auth. Multi-family Rev.: - continued
(River Run Sr. Apts. Proj.) Series LL, 3.77%, LOC Fannie Mae, VRDN (b)(c)	$ 13,605	$ 13,605
(Sunrise Fresno Proj.) Series B, 3.77%, LOC Fannie Mae, VRDN (b)(c)	5,500	5,500
(Terraces at Park Marino Proj.) Series I, 3.82%, LOC California Teachers Retirement Sys., VRDN (b)(c)	6,995	6,995
(The Crossings at Elk Grove Apts.) Series H, 3.78%, LOC Citibank NA, VRDN (b)(c)	15,000	15,000
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 3.78%, LOC Citibank NA, VRDN (b)(c)	14,850	14,850
(Varena Assisted Living Apts. Proj.) Series 2006 F, 3.79%, LOC HSH Nordbank AG, VRDN (b)(c)	11,386	11,386
(Villa Paseo Proj.) 3.78%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(c)	4,000	4,000
(Vista Del Monte Proj.) Series QQ, 3.77%, LOC Fannie Mae, VRDN (b)(c)	19,105	19,105
(Wilshire Court Proj.) Series M, 3.77%, LOC Fannie Mae, VRDN (b)(c)	17,500	17,500
California Statewide Communities Dev. Auth. Rev.:
(JTF Enterprises LLC Proj.) Series 1996 A, 3.95%, LOC Bank of America NA, VRDN (b)(c)	3,000	3,000
TRAN Series A-1, 4.5% 6/29/07	20,000	20,009
California Statewide Fing. Auth. Participating VRDN Series PA 1287, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,150	3,150
Carson Redev. Agcy. Participating VRDN Series PT 2346, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,980	1,980
Chabot - Las Positas Cmnty. College District Participating VRDN Series MSTC 284, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	5,560	5,560
Chabot-Las Positas Cmnty. Coliseum Participating VRDN:
Series 87 Z, 3.81% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	2,550	2,550
Series MOTC PT 3551, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,135	6,135
Chula Vista Ind. Dev. Rev. Participating VRDN Series PA 1362, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	3,125	3,125
Clovis Pub. Fing. Auth. Wastewtr. Rev. Participating VRDN Series Stars 07 15, 3.78% (Liquidity Facility BNP Paribas SA) (b)(d)	4,860	4,860
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Coast Cmnty. College District Participating VRDN:
GS 06 36TPZ, 3.82% (Liquidity Facility Wells Fargo & Co.) (b)(d)	$ 15,550	$ 15,550
Series Putters 1417, 3.81% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,355	6,355
Series PZ 120, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,010	3,010
Series ROCS RR II R 6088, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,485	7,485
Contra Costa County Multi-family Hsg. Rev. (Park Regency Proj.) Series F, 3.8%, LOC Fannie Mae, VRDN (b)(c)	25,200	25,200
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN Series EGL 7053015 Class A, 3.79% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	10,000	10,000
Series 1988, 3.85% 6/25/07, CP	15,000	15,000
El Camino Cmnty. College District Participating VRDN Series Putter 1471, 3.78% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,860	2,860
Foothill-De Anza Cmnty. College District Participating VRDN:
Series Merlots 00 YY, 3.81% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,650	3,650
Series PZ 57, 3.8% (Liquidity Facility BNP Paribas SA) (b)(d)	6,775	6,775
Fresno Arpt. Rev. Participating VRDN Series Merlots 00 B2, 3.86% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	4,150	4,150
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. Participating VRDN Series PT 1979, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,790	7,790
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 3.78%, LOC Comerica Bank, Detroit, VRDN (b)(c)	9,100	9,100
Golden State Tobacco Securitization Corp. Participating VRDN:
Series 1500, 3.78% (Liquidity Facility Morgan Stanley) (b)(d)	15,190	15,190
Series Best 05 230, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(d)	7,450	7,450
Series BS 3059, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	8,000	8,000
Series BS 7045, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	25,100	25,100
Series DB 195, 3.81% (Liquidity Facility Deutsche Bank AG) (b)(d)	2,075	2,075
Series EGL 7053009 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	19,800	19,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Participating VRDN: - continued
Series MSTC 238, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(d)	$ 7,800	$ 7,800
Series MSTC 7021, 3.81% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	5,000	5,000
Series PA 1236, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,535	3,535
Series Putters 1779, 3.81% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,200	5,200
Series PZ 86, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,050	5,050
Series ROC II R 843 CE, 3.79% (Liquidity Facility Citibank NA) (b)(d)	9,100	9,100
Series ROC II R 866 CE, 3.79% (Liquidity Facility Citibank NA) (b)(d)	14,000	14,000
Series ROC II R443CE, 3.79% (Liquidity Facility Citibank NA) (b)(d)	4,100	4,100
Series ROC II R448CE, 3.79% (Liquidity Facility Citibank NA) (b)(d)	7,500	7,500
Series TOC 04 B, 3.76% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	17,500	17,500
3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	17,565	17,565
3.8% (Liquidity Facility Citibank NA) (b)(d)	81,855	81,855
Goleta Wtr. District Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R2050, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,460	3,460
Grossmont Union High School District Participating VRDN Series PT 3489, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,820	10,820
Imperial Irrigation District Series 2007 A, 3.68% 10/11/07, LOC Citibank NA, CP	11,400	11,400
Lassen Muni. Util. District Rev. Series 1996 A, 3.81% (FSA Insured), VRDN (b)(c)	1,150	1,150
Lehman Muni. Trust Rcpts Various States Participating VRDN Series LB 06 F12, 3.88% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	94,190	94,190
Long Beach Hbr. Rev.:
Bonds Series PT 2708, 3.72%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)(e)	5,675	5,675
Participating VRDN:
Series EGL 07 0075, 3.8% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	13,010	13,010
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Hbr. Rev.: - continued
Participating VRDN:
Series MS 00 418, 3.81% (Liquidity Facility Morgan Stanley) (b)(c)(d)	$ 18,190	$ 18,190
Series MS 01 786X, 3.81% (Liquidity Facility Morgan Stanley) (b)(c)(d)	5,570	5,570
Series MT 140, 3.8% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	4,995	4,995
Series PT 2579, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	3,135	3,135
Series PT 2756, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,525	2,525
Series PT 2936, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,220	5,220
Series PT 3876, 3.8% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	7,810	7,810
Series Putters 730, 3.81% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	1,785	1,785
Series SG 147, 3.81% (Liquidity Facility Societe Generale) (b)(c)(d)	9,890	9,890
3.8% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	7,380	7,380
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Hollywood & Vine Apts. Proj.) Series A, 3.77%, LOC Fannie Mae, VRDN (b)(c)	35,000	35,000
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 3.81% (Liquidity Facility Wachovia Bank NA) (b)(d)	16,000	16,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series EGL 06 10 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	13,000	13,000
Series EGL 7053026 Class A, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	52,800	52,800
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series EGL 06 0044, 3.8% (Liquidity Facility Citibank NA) (b)(d)	26,250	26,250
Series EGL 06 0067, 3.8% (Liquidity Facility Citibank NA) (b)(d)	27,365	27,365
Series EGL 06 34 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	17,555	17,555
Series Merlots 99 L, 3.81% (Liquidity Facility Wachovia Bank NA) (b)(d)	23,300	23,300
Los Angeles Gen. Oblig.:
Participating VRDN Series PT 1475, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	13,290	13,290
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Gen. Oblig.: - continued
TRAN 4.5% 6/29/07	$ 93,000	$ 93,051
Los Angeles Hbr. Dept. Rev. Participating VRDN:
Series BS 7055, 3.79% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)(d)	33,785	33,785
Series LB 06 K56, 3.83% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	16,120	16,120
Series Merlots 06 A3, 3.86% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	9,455	9,455
Series MS 06 1473, 3.81% (Liquidity Facility Morgan Stanley) (b)(c)(d)	12,700	12,700
Series PT 3896, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	6,360	6,360
Series ROC II R559, 3.81% (Liquidity Facility Citibank NA) (b)(c)(d)	25,055	25,055
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series D, 3.84%, LOC Citibank NA, VRDN (b)(c)	2,055	2,055
Los Angeles Muni. Impt. Corp. Lease Rev. Participating VRDN:
Series PT 1405, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,985	11,985
Series PZ 158, 3.8% (Liquidity Facility Wells Fargo & Co.) (b)(d)	11,320	11,320
Series ROC II R 758 PB, 3.79% (Liquidity Facility Deutsche Postbank AG) (b)(d)	12,880	12,880
Los Angeles Unified School District Participating VRDN:
Series Clipper 07 11, 3.76% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	3,290	3,290
Series EGL 03 43 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	4,900	4,900
Series EGL 03 49 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	4,800	4,800
Series EGL 06 0143, 3.8% (Liquidity Facility Citibank NA) (b)(d)	35,930	35,930
Series EGL 06 88 Class A, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	7,800	7,800
Series Merlots 07 C20, 3.81% (Liquidity Facility Bank of New York, New York) (b)(d)	7,500	7,500
Series PA 1115, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,995	4,995
Series PA 792R, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,945	8,945
Series PT 3191, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,825	8,825
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District Participating VRDN: - continued
Series PT 3754, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 2,700	$ 2,700
Series Putters 1852T, 3.78% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,780	5,780
Series ROC II R24, 3.79% (Liquidity Facility Citibank NA) (b)(d)	6,495	6,495
Series ROC II R25, 3.79% (Liquidity Facility Citibank NA) (b)(d)	6,665	6,665
Series ROC RR II 7033, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,150	2,150
Los Angeles Wastewtr. Sys. Rev. Participating VRDN Series EGL 7053003 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	52,500	52,500
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series Merlots 99 O, 3.81% (Liquidity Facility Wachovia Bank NA) (b)(d)	9,500	9,500
Series PT 3601, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,500	11,500
Milpitas Multiple-family Rev. (Crossing at Montague Proj.) Series A, 3.77%, LOC Fannie Mae, VRDN (b)(c)	25,000	25,000
Milpitas Redev. Agcy. Participating VRDN:
Series ROC II R2145, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	8,550	8,550
Series ROC II R4538, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	8,150	8,150
Series ROC II R4557, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,260	6,260
Modesto Irrigation District Ctfs. of Prtn. Participating VRDN Series PT 3539, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,255	2,255
Muni. Secs Trust Ctfs. (BEAR) Participating VRDN:
Series MSTC 3046, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	12,040	12,040
Series MSTC 7036, 3.81% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)(d)	29,100	29,100
Series MSTC 7037, 3.81% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)(d)	24,545	24,545
North Orange County Cmnty. College District Rev. Participating VRDN Series PZ 68, 3.8% (Liquidity Facility BNP Paribas SA) (b)(d)	5,465	5,465
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Gas Auth. #1 Participating VRDN Series MS 06 1812, 3.8% (Liquidity Facility Morgan Stanley) (b)(d)	$ 60,000	$ 60,000
Norwalk-La Mirada Unified School District Participating VRDN Series BS 3053, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	3,000	3,000
Norwalk-Mirada Unified School District Participating VRDN Series SG 169, 3.78% (Liquidity Facility Societe Generale) (b)(d)	8,000	8,000
Oakland Gen. Oblig.:
Participating VRDN Series Merlots 00 A, 3.81% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,000	3,000
TRAN 4.5% 7/17/07	23,100	23,117
Oakland Joint Powers Fing. Auth. Bonds Series Putters 1253, 3.68%, tender 7/26/07 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	4,230	4,230
Oakland Redev. Agcy. Sub Tax Allocation Participating VRDN Series PT 2035, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,595	11,595
Olcese Wtr. District Bonds (Rio Bravo Wtr. Delivery Systems Proj.) Series 1986 A, 3.78% tender 7/12/07, LOC Sumitomo Mitsui Banking Corp., CP mode (c)	7,300	7,300
Orange County Apt. Dev. Rev.:
(Foothill Oaks Apts. Proj.) Series 1989 B, 3.77%, LOC Freddie Mac, VRDN (b)(c)	16,500	16,500
(Ladera Apts. Proj.) Series 2001 II B, 3.77%, LOC Fannie Mae, VRDN (b)(c)	23,500	23,500
Pajaro Valley Unified School District Participating VRDN Series PA 1182, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,290	4,290
Palm Springs Unified School District Participating VRDN Series ROC II R 9073, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	11,080	11,080
Paramount Hsg. Auth. Multi-family Rev. (Century Place Apts. Proj.) Series 1999 A, 3.76%, LOC Fannie Mae, VRDN (b)(c)	21,000	21,000
Port of Oakland Gen. Oblig. Participating VRDN:
Series Merlots 00 JJ, 3.86% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	29,680	29,680
Series MS 1192X, 3.81% (Liquidity Facility Morgan Stanley) (b)(c)(d)	13,000	13,000
Series PA 1053, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	15,070	15,070
Series PT 2688, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	9,720	9,720
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Gen. Oblig. Participating VRDN: - continued
Series PT 2755, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	$ 2,600	$ 2,600
Series Putters 684, 3.81% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	2,735	2,735
Series Putters 863, 3.81% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	2,590	2,590
Series Putters 889, 3.81% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	6,855	6,855
Series RobIns 5, 3.78% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	16,690	16,690
Port of Oakland Port Rev.:
Participating VRDN Series PA 1093, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	7,975	7,975
Series D:
3.65% 8/15/07, LOC BNP Paribas SA, LOC Lloyds TSB Bank PLC, CP (c)	48,800	48,800
3.71% 8/15/07, LOC BNP Paribas SA, LOC Lloyds TSB Bank PLC, CP (c)	4,000	4,000
Puttable Floating Option Tax Receipts Participating VRDN:
Series PZP 003, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,610	3,610
Series PZP 019, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	14,690	14,690
Series PZP 13, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,540	10,540
Series PZP 14, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,700	9,700
Series PZP 2, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,365	3,365
Series PZP 8, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,735	3,735
Series PZP 9, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	14,500	14,500
Regents of the Univ. of California Rev. Participating VRDN:
Series EGL 7050006 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	4,890	4,890
Series EGL 7050084 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	16,500	16,500
Series Merlots 97 G, 3.81% (Liquidity Facility Wachovia Bank NA) (b)(d)	13,430	13,430
Riverside County Single Family Rev. Participating VRDN Series PT 2351, 3.8% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	7,060	7,060
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.) 3.84%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	$ 4,305	$ 4,305
Sacramento City Fing. Auth. Rev.:
Participating VRDN Series TOC 06 Z3, 3.82% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	4,278	4,278
Participating VRDN Series MSTC 05 246, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(d)	7,865	7,865
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(Deer Park Apts. Proj.) Issue A, 3.77%, LOC Fannie Mae, VRDN (b)(c)	13,200	13,200
(Natomas Park Apts. Proj.) Series Issue B, 3.77%, LOC Fannie Mae, VRDN (b)(c)	15,550	15,550
Sacramento County Single Family Mtg. Rev. Participating VRDN:
Series PT 2326, 3.8% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	16,170	16,170
Series PT 2327, 3.8% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	8,880	8,880
Series PT 2331, 3.8% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	6,685	6,685
Sacramento Hsg. Auth. Multi-family:
(Countrywood Village Apts. Proj.) Series F, 3.77%, LOC Fannie Mae, VRDN (b)(c)	8,225	8,225
(Phoenix Park II Apts. Proj.) 3.78%, LOC Citibank NA, VRDN (b)(c)	9,310	9,310
3.77%, LOC Fannie Mae, VRDN (b)(c)	7,000	7,000
Sacramento Muni. Util. District Elec. Rev. Participating VRDN Series EGL 7050048 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	2,000	2,000
Sacramento Redev. Agcy. Multi-family (18th & L Apts. Proj.) 3.77%, LOC Fannie Mae, VRDN (b)(c)	21,075	21,075
Sacramento Sanitation District Fing. Wtr. & Swr. Rev. Bonds Series PT 4011, 3.65%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	3,025	3,025
San Bernardino County Ctfs. of Prtn. Participating VRDN Series ROC II R 2139, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	8,280	8,280
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Participating VRDN:
Series DB 181, 3.8% (Liquidity Facility Deutsche Bank AG) (b)(c)(d)	5,930	5,930
Series PT 3251, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,875	5,875
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Hsg. Auth. Multi-family Hsg.:
(Delta Village Apts. Proj.) Series A, 3.81%, LOC Citibank NA, VRDN (b)(c)	$ 9,000	$ 9,000
(Stratton Apts. Proj.) Series 2000 A, 3.77%, LOC Fannie Mae, VRDN (b)(c)	5,000	5,000
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Participating VRDN Series ROC II R 10004 CE, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	78,800	78,800
San Diego Unified School District Participating VRDN Series ROC II R2112 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,885	4,885
San Francisco Bldg. Auth. Lease Rev. Participating VRDN Series PT 3461, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,605	6,605
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Bonds:
Second Series 16A, 5.5% 5/1/08 (FSA Insured) (c)	2,945	2,990
Second Series 23A, 5.5% 5/1/08 (FGIC Insured) (c)	2,755	2,798
Participating VRDN:
Series MT 371, 3.8% (Liquidity Facility Svenska Handelsbanken AB) (b)(c)(d)	4,505	4,505
Series PT 3759, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,995	5,995
Series PT 3898, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	17,645	17,645
Series PT 899, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	4,765	4,765
Series UBS 07 1005, 3.79% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	33,000	33,000
Second Series 33B, 3.78% (XL Cap. Assurance, Inc. Insured), VRDN (b)(c)	37,100	37,100
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Mission Creek Cmnty. Proj.) Series B, 3.78%, LOC Citibank NA, VRDN (b)(c)	7,900	7,900
(Ocean Beach Apts. Proj.) Series B, 3.81%, LOC Citibank NA, VRDN (b)(c)	6,835	6,835
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Participating VRDN Series TOC 06 Z17, 3.78% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	13,775	13,775
San Jose Arpt. Rev. Participating VRDN Series ROC II R2004, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,540	2,540
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Fin. Auth. Rev. 3.7% 9/6/07, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., CP	$ 15,000	$ 15,000
San Jose Fing. Auth. Lease Rev. Participating VRDN Series Putters 1280Z, 3.78% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,300	6,300
San Jose Int'l. Arpt. Rev. Series 2003 B, 3.88% 6/7/07, LOC JPMorgan Chase Bank, CP (c)	16,378	16,378
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series D, 3.77%, LOC Fannie Mae, VRDN (b)(c)	26,300	26,300
(Betty Ann Garens Apts. Proj.) Series A, 3.81%, LOC Citibank NA, VRDN (b)(c)	7,310	7,310
(El Paseo Apts. Proj.) 3.81%, LOC Citibank NA, VRDN (b)(c)	5,045	5,045
(Kennedy Apt. Homes Proj.) Series K, 3.77%, LOC Fannie Mae, VRDN (b)(c)	9,675	9,675
San Jose Redev. Agcy. Tax Allocation Participating VRDN:
Series MS 06 1796, 3.78% (Liquidity Facility Morgan Stanley) (b)(d)	7,200	7,200
Series MT 344, 3.78% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	8,805	8,805
Series PZ 172, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,080	9,080
San Mateo County Cmnty. College District Participating VRDN:
Series GS 07 30Z, 3.79% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	3,220	3,220
Series GS 96Z, 3.79% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	5,450	5,450
Series MSTC 3003, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	8,830	8,830
Series PZ 125, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,940	9,940
San Mateo County Trans. District Sales Tax Rev. Participating VRDN:
Series AAB 06 19, 3.79% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	13,660	13,660
Series EGL 06 79 Class A, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	17,335	17,335
Series PT 1914, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,100	5,100
Santa Ana Hsg. Auth. 3.79%, LOC Fannie Mae, VRDN (b)(c)	8,140	8,140
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 3.9%, LOC Union Bank of California, VRDN (b)(c)	12,445	12,445
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 3.81% (Liquidity Facility Wachovia Bank NA) (b)(d)	$ 14,530	$ 14,530
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 3.77%, LOC Fannie Mae, VRDN (b)(c)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 3.77%, LOC Fannie Mae, VRDN (b)(c)	29,925	29,925
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 3.82%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	1,850	1,850
Sequoia Union High School District Bonds Series AAB 03 2, 3.78%, tender 6/7/07 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	12,100	12,100
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, 3.77%, LOC Fannie Mae, VRDN (b)(c)	17,500	17,500
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Participating VRDN Series Putters 470, 3.78% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,200	5,200
Southern California Home Fing. Auth. Single Family Rev. Participating VRDN Series MT 90, 3.82% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	98,955	98,955
William S. Hart Union High School District Participating VRDN Series SG 171, 3.78% (Liquidity Facility Societe Generale) (b)(d)	8,600	8,600
Yucaipa Valley Wtr. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 2130, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,500	3,500
		4,548,249
Guam - 0.0%
Guam Int'l. Arpt. Auth. Rev. Bonds Series C, 5% 10/1/07 (MBIA Insured) (c)	2,850	2,863
Puerto Rico - 4.4%
Lehman Muni. Trust Rcpts Various States Participating VRDN Series LB 06 FC4, 3.89% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	15,600	15,600
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 3.82% (Liquidity Facility Citigroup, Inc.) (b)(d)	66,800	66,800
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series Floater 53G, 3.79% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	7,825	7,825
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series GS 07 36, 3.81% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	$ 7,510	$ 7,510
Series ROC II R 785 CE, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	30,670	30,670
Series ROC II R 791, 3.79% (Liquidity Facility Citibank NA) (b)(d)	19,250	19,250
Series ROC II R 792, 3.79% (Liquidity Facility Citibank NA) (b)(d)	30,625	30,625
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series MS 06 1534, 3.8% (Liquidity Facility Morgan Stanley) (b)(d)	3,475	3,475
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series RBC I 30, 3.78% (Liquidity Facility Royal Bank of Canada) (b)(d)	17,490	17,490
Series SGB 69, 3.8% (Liquidity Facility Societe Generale) (b)(d)	14,000	14,000
Puerto Rico Pub. Fin. Corp. Commonwealth Appropriation Participating VRDN Series Putters 1426, 3.79% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,180	4,180
		217,425
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $4,768,537)		4,768,537
NET OTHER ASSETS - 3.5%		170,935
NET ASSETS - 100%		$ 4,939,472
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,930,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Long Beach Hbr. Rev. Bonds Series PT 2708, 3.72%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	4/28/05	$ 5,675
Oakland Joint Powers Fing. Auth. Bonds Series Putters 1253, 3.68%, tender 7/26/07 (Liquidity Facility JPMorgan Chase Bank)	3/26/07	$ 4,230
Sacramento Sanitation District Fing. Wtr. & Swr. Rev. Bonds Series PT 4011, 3.65%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	4/4/07	$ 3,025
Income Tax Information
At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $4,768,537,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California AMT Tax-Free
Money Market Fund

May 31, 2007

1.802200.103

SCM-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.9%
	Principal Amount (000s)	Value (000s)
California - 89.5%
ABAG Fin. Auth. for Nonprofit Corp. Rev. Participating VRDN Series MT 40, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 11,000	$ 11,000
Alameda Corridor Trans. Auth. Rev. Participating VRDN:
Series BS 05 222 Class A, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	5,435	5,435
Series PZ 51, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,505	6,505
Series PZ 61, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,945	8,945
Alhambra Ctfs. of Prtn. Participating VRDN Series PT 3457, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,680	4,680
Anaheim Pub. Fing. Auth. Lease Rev. Participating VRDN Series PT 2067, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,770	5,770
Apple Valley Unified School District Participating VRDN Series Putters 544, 3.78% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,645	3,645
Bay Area Toll Auth. California Toll Bridge Rev. Participating VRDN:
Series EGL 06 83 Class A, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	30,000	30,000
Series MT 238, 3.92% (Liquidity Facility DEPFA BANK PLC) (a)(b)	34,130	34,130
Series ROC II R 6095, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	13,325	13,325
California Participating VRDN:
Series DB 113, 3.82% (Liquidity Facility Deutsche Bank AG) (a)(b)	7,570	7,570
Series EC 1068, 0% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,900	10,900
Series LB 07 F3, 3.83% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	11,800	11,800
Series PT 4027, 3.77% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	47,000	47,000
Series PT 4044, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,115	10,115
Series UBS 07 03, 3.76% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	22,840	22,840
California Children's Hosp. Participating VRDN Series GS 07 31G, 3.78% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	24,200	24,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN:
Series PA 1152, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 2,200	$ 2,200
Series PA 1201R, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,900	10,900
Series PT 759, 3.77% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	10,295	10,295
Series Putters 310, 3.78% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,995	4,995
Series Putters 322, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	5,925	5,925
California Dept. of Wtr. Resources Rev. Participating VRDN:
Series GS 07 27G, 3.78% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	22,100	22,100
Series PT 1745, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	9,470	9,470
Series PT 607, 3.77% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)	5,790	5,790
Series ROC II R1024, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	13,300	13,300
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series ROC II R2062, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,710	5,710
California Econ. Recovery Participating VRDN:
Series LB 04 L27, 3.81% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	4,000	4,000
Series MS 06 1538, 3.78% (Liquidity Facility Morgan Stanley) (a)(b)	39,810	39,810
Series PA 1262, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,650	7,650
Series PT 2216, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,170	5,170
Series PT 965, 3.77% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	20,000	20,000
Series ROC II R2114, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,110	5,110
California Edl. Facilities Auth. Rev. Participating VRDN:
MS 1383, 3.78% (Liquidity Facility Morgan Stanley) (a)(b)	8,610	8,610
MS 1384, 3.78% (Liquidity Facility Morgan Stanley) (a)(b)	8,610	8,610
Series EGL 06 31 Class 2003 A, 3.8% (Liquidity Facility Citibank NA) (a)(b)	15,800	15,800
Series SGB 45, 3.78% (Liquidity Facility Societe Generale) (a)(b)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev. Participating VRDN: - continued
Series Solar 06 65, 3.76% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	$ 10,345	$ 10,345
Series Stars 07 002, 3.77% (Liquidity Facility BNP Paribas SA) (a)(b)	7,315	7,315
California Gen. Oblig.:
Bonds Series AAB 00 1, 3.78%, tender 6/7/07 (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	9,900	9,900
Participating VRDN:
MOTC PA 1396, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,540	4,540
MOTC PT 3574, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	9,110	9,110
MS 06 1437, 3.78% (Liquidity Facility Morgan Stanley) (a)(b)	7,000	7,000
ROCS RR II R 622 PB, 3.79% (Liquidity Facility Deutsche Postbank AG) (a)(b)	2,450	2,450
Series DB 179, 3.77% (Liquidity Facility Deutsche Bank AG) (a)(b)	15,875	15,875
Series EGL 05 1000 Class A, 3.8% (Liquidity Facility Citibank NA) (a)(b)	16,090	16,090
Series MACN 06 N, 3.78% (Liquidity Facility Bank of America NA) (a)(b)	28,865	28,865
Series Merlots 02 A17, 3.81% (Liquidity Facility Bank of New York, New York) (a)(b)	5,705	5,705
Series Merlots 03 A45, 3.81% (Liquidity Facility Wachovia Bank NA) (a)(b)	5,205	5,205
Series Merlots 07 C15, 3.81% (Liquidity Facility Bank of New York, New York) (a)(b)	6,100	6,100
Series Merlots B45, 3.81% (Liquidity Facility Wachovia Bank NA) (a)(b)	44,660	44,660
Series MS 06 1555, 3.78% (Liquidity Facility Morgan Stanley) (a)(b)	7,900	7,900
Series MS 06 1704, 3.78% (Liquidity Facility DEPFA BANK PLC) (a)(b)	12,018	12,018
Series MT 162, 3.77% (Liquidity Facility DEPFA BANK PLC) (a)(b)	2,000	2,000
Series PA 1231, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,180	6,180
Series PA 1357, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,490	8,490
Series PT 1252, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,100	10,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series PT 2266, 3.77% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	$ 7,785	$ 7,785
Series PT 2272, 3.77% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	5,350	5,350
Series PT 2281, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,225	5,225
Series PT 2485, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,140	5,140
Series PT 3758, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,960	5,960
Series PT 964, 3.77% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	16,795	16,795
Series PT 990, 3.77% (Liquidity Facility BNP Paribas SA) (a)(b)	6,700	6,700
Series Putters 1256, 3.78% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,425	5,425
Series Putters 1618, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	4,420	4,420
Series Putters 1680, 3.78% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,700	5,700
Series Putters 1722, 3.78% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,200	4,200
Series Putters 1723, 3.78% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,180	4,180
Series Putters 1725, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	6,915	6,915
Series Putters 482, 3.78% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,495	7,495
Series Putters 556Z, 3.78% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,450	7,450
Series ROC II R 1079, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,415	4,415
Series ROC II R 4566, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,415	4,415
Series ROC II R 882 CE, 3.79% (Liquidity Facility Citibank NA) (a)(b)	22,500	22,500
Series SG 84, 3.77% (Liquidity Facility Societe Generale) (a)(b)	1,660	1,660
Series SGA 55, 3.82% (Liquidity Facility Societe Generale) (a)(b)	9,050	9,050
Series SGB 7, 3.78% (Liquidity Facility Societe Generale) (a)(b)	170	170
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series SGC 06 2 Class A, 3.78% (Liquidity Facility Societe Generale) (a)(b)	$ 1,900	$ 1,900
Series Solar 05 4, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	15,000	15,000
Series TOC 05 HH, 3.79% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	16,525	16,525
RAN 4.5% 6/29/07	12,500	12,506
3.66% 7/10/07 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	18,000	18,000
3.78% 7/9/07 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	8,700	8,700
3.78% 7/9/07 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	14,700	14,700
3.78% 7/10/07 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	15,000	15,000
3.78% 7/10/07 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	12,800	12,800
3.8% 7/10/07 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	22,900	22,900
3.8% 7/10/07 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	5,000	5,000
California Health Facilities Fing. Participating VRDN Series BS 325, 3.79% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	3,000	3,000
California Health Facilities Fing. Auth. Rev.:
Bonds (Kaiser Permanente Health Sys. Proj.) Series E, 3.68% tender 9/13/07, CP mode	2,500	2,500
Participating VRDN:
Series MS 01 592, 3.82% (Liquidity Facility Morgan Stanley) (a)(b)	11,170	11,170
Series MS 06 1756, 3.78% (Liquidity Facility Morgan Stanley) (a)(b)	10,535	10,535
Series MS 06 1802, 3.78% (Liquidity Facility Morgan Stanley) (a)(b)	8,670	8,670
Series PA 1414 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	14,010	14,010
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN:
PT 3501, 3.77% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	20,750	20,750
Series EGL 04 28 Class A, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	9,425	9,425
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN: - continued
Series MS 06 1362, 3.78% (Liquidity Facility Morgan Stanley) (a)(b)	$ 17,000	$ 17,000
Series PA 1193, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,285	6,285
Series PT 3701, 3.77% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	9,330	9,330
California Pub. Works Board Lease Rev.:
Bonds (Coalinga State Hosp. Proj.) Series 2004 A, 5% 6/1/08	6,000	6,081
Participating VRDN:
Series MSTC 9052, 3.76% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	8,990	8,990
Series PT 3262, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,260	5,260
Series PT 3412, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,860	7,860
Series Putters 609, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,095	1,095
California School Cash Reserve Prog. TRAN Series A, 4.5% 7/6/07 (AMBAC Insured)	4,000	4,002
California Schools Participating VRDN Series MS 06 1544, 3.79% (Liquidity Facility Morgan Stanley) (a)(b)	26,780	26,780
California State Participating VRDN Series LB 07 F2, 3.83% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	13,000	13,000
California State Univ. Rev.:
Participating VRDN:
MS 06 1411, 3.78% (Liquidity Facility Morgan Stanley) (a)(b)	4,000	4,000
Series EGL 07 0022, 3.78% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	24,750	24,750
Series Putters 1320, 3.78% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,005	10,005
Series 2001 A, 3.68% 9/4/07, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,450	6,450
California Statewide Cmntys. Dev. Auth. Rev. Ctfs. of Prtn. Participating VRDN Series Merlots 99 E, 3.81% (Liquidity Facility Wachovia Bank NA) (a)(b)	5,000	5,000
California Statewide Communities Dev. Auth. Bonds (Kaiser Permanente Health Sys. Proj.) Series 2004 K:
3.61% tender 8/9/07, CP mode	21,000	21,000
3.68% tender 9/12/07, CP mode	33,100	33,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Communities Dev. Auth. Rev. Participating VRDN:
Series Putters 1425, 3.78% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	$ 9,785	$ 9,785
Series ROCS RR II R 571CE, 3.79% (Liquidity Facility Citibank NA) (a)(b)	10,600	10,600
Carson Redev. Agcy. Participating VRDN:
Series PT 2346, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,735	5,735
Series ROC II R2076, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	6,265	6,265
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Participating VRDN Series PT 3750, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,400	6,400
Chabot - Las Positas Cmnty. College District Participating VRDN Series MSTC 284, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	3,780	3,780
Chico Redev. Agcy. Participating VRDN Series DB 192, 3.77% (Liquidity Facility Deutsche Bank AG) (a)(b)	13,575	13,575
Clovis Pub. Fing. Auth. Wastewtr. Rev. Participating VRDN Series Stars 07 15, 3.78% (Liquidity Facility BNP Paribas SA) (a)(b)	5,000	5,000
Clovis Unified School District Participating VRDN Series PZ 42, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	560	560
Coast Cmnty. College District Participating VRDN:
Series Putters 1417, 3.81% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,245	2,245
Series ROCS RR II R 6088, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,630	4,630
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series PT 1666, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,615	5,615
Culver City School Facilities Fing. Auth. Participating VRDN Series Merlots 05 A24, 3.81% (Liquidity Facility Wachovia Bank NA) (a)(b)	11,985	11,985
Desert Sands Unified School District Participating VRDN Series ROCS RR II R 6086, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,735	5,735
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN:
Series Austin 07 154, 3.78% (Liquidity Facility Bank of America NA) (a)(b)	4,000	4,000
Series EGL 06 80 Class A, 3.8% (Liquidity Facility Citibank NA) (a)(b)	9,870	9,870
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
East Bay Muni. Util. District Wtr. Sys. Rev.: - continued
Series EGL 07 0069, 3.78% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	$ 16,000	$ 16,000
Series EGL 7053015 Class A, 3.79% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)	21,430	21,430
Series EGL 720050045 Class A, 3.8% (Liquidity Facility Citibank NA) (a)(b)	19,800	19,800
Series ROC II R 2073, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,040	4,040
Series 1988, 3.63% 9/12/07, CP	17,000	17,000
East Side Union High School District Santa Clara County Participating VRDN 3.81% (Liquidity Facility Wachovia Bank NA) (a)(b)	4,295	4,295
El Camino Cmnty. College District Participating VRDN Series Putter 1471, 3.78% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,900	2,900
El Camino Hosp. District Participating VRDN Series ROC II R 4086, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	6,725	6,725
Fairfield-Suisun Unified School District Participating VRDN Series ROC II R 6019, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	2,925	2,925
Foothill-De Anza Cmnty. College District Participating VRDN:
Series Merlots 00 YY, 3.81% (Liquidity Facility Wachovia Bank NA) (a)(b)	11,690	11,690
Series PZ 57, 3.8% (Liquidity Facility BNP Paribas SA) (a)(b)	7,595	7,595
Series ROC II R4540, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	7,475	7,475
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Participating VRDN:
Series PZ 41, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,880	3,880
Series PZ 96, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,275	7,275
Fresno Unified School District Participating VRDN Series DB 109, 3.77% (Liquidity Facility Deutsche Bank AG) (a)(b)	6,165	6,165
Gavilan Joint Cmnty. College District Participating VRDN:
Series Putters 587Z, 3.78% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,010	5,010
Series ROC II R 2123, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	6,795	6,795
Golden State Tobacco Securitization Corp. Participating VRDN:
Series 1503, 3.78% (Liquidity Facility Morgan Stanley) (a)(b)	1,600	1,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Participating VRDN: - continued
Series Best 05 230, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	$ 4,025	$ 4,025
Series BS 7045, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	16,900	16,900
Series LB 05 FC1, 3.83% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	10,000	10,000
Series LB 05 FC2, 3.83% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	10,345	10,345
Series MS 1220, 3.78% (Liquidity Facility Morgan Stanley) (a)(b)	16,000	16,000
Series MS 1271, 3.78% (Liquidity Facility Morgan Stanley) (a)(b)	12,390	12,390
Series MS 1298, 3.78% (Liquidity Facility Morgan Stanley) (a)(b)	37,750	37,750
Series MSTC 238, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	4,350	4,350
Series PA 1237, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,740	2,740
Series PZ 86, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,860	4,860
Series ROC II R 843 CE, 3.79% (Liquidity Facility Citibank NA) (a)(b)	14,150	14,150
Series ROC II R 9024, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	9,460	9,460
Series ROC II R 9076, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	6,160	6,160
Series ROC II R287X, 3.79% (Liquidity Facility Citibank NA) (a)(b)	3,535	3,535
Series ROC II R443CE, 3.79% (Liquidity Facility Citibank NA) (a)(b)	3,400	3,400
Series ROC II R509, 3.79% (Liquidity Facility Citibank NA) (a)(b)	8,000	8,000
Series TOC 04 B, 3.76% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	12,000	12,000
Series TOC 06 Z4, 3.82% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	1,198	1,198
Series TOC 06 Z5, 3.82% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	2,630	2,630
3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	18,500	18,500
3.8% (Liquidity Facility Citibank NA) (a)(b)	14,000	14,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Participating VRDN: - continued
3.8% (Liquidity Facility Citibank NA) (a)(b)	$ 61,905	$ 61,905
Golden West Schools Fing. Auth.:
Bonds Series PT 2985, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	5,710	5,710
Participating VRDN:
Series CDCM 05 21, 3.77% (Liquidity Facility CDC Fin. CDC IXIS) (a)(b)	10,045	10,045
Series DB 164, 3.77% (Liquidity Facility Deutsche Bank AG) (a)(b)	9,930	9,930
Series PT 3016, 3.77% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	8,850	8,850
Greenfield Redev. Agcy. Participating VRDN Series Putters 1595, 3.78% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,470	7,470
Grossmont Union High School District Participating VRDN Series PT 3489, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,800	6,800
Grossmont-Cuyamaca Cmnty. College District Participating VRDN Series ROC II R6052, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,860	4,860
Imperial Irrigation District Series 2007 A, 3.68% 10/11/07, LOC Citibank NA, CP	8,600	8,600
Irwindale Cmnty. Dev. Agcy. Tax Participating VRDN Series PT 3542, 3.77% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	14,215	14,215
La Quinta Fing. Auth. Local Agcy. Rev. Participating VRDN Series ROC II R412, 3.79% (Liquidity Facility Citibank NA) (a)(b)	9,585	9,585
Long Beach Unified School District Participating VRDN ROC II R 4560, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	6,975	6,975
Los Angeles County Gen. Oblig. TRAN Series A, 4.5% 6/29/07	5,000	5,002
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Participating VRDN:
Series EGL 04 46 Class A, 3.8% (Liquidity Facility Citibank NA) (a)(b)	9,700	9,700
Series PT 3553, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,435	4,435
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 3.81% (Liquidity Facility Wachovia Bank NA) (a)(b)	13,830	13,830
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Sanitation District Fin. Auth. Rev. Participating VRDN Series Solar 06 55, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	$ 10,670	$ 10,670
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series EGL 7053026 Class A, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	18,000	18,000
Series PA 1192, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,980	7,980
Series PT 2286, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,515	5,515
Series Putters 1272, 3.78% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,050	5,050
Series Putters 1302Z, 3.78% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,495	7,495
Series ROC II R3010, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,100	5,100
Series ROC II R4033, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	10,315	10,315
Series ROC II R4510, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	6,780	6,780
Series Solar 06 37, 3.76% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	8,450	8,450
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series EGL 06 0067, 3.8% (Liquidity Facility Citibank NA) (a)(b)	24,000	24,000
Series EGL 06 0144, 3.8% (Liquidity Facility Citibank NA) (a)(b)	29,700	29,700
Series Merlots 99 L, 3.81% (Liquidity Facility Wachovia Bank NA) (a)(b)	8,500	8,500
Series Solar 06 48, 3.78% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	15,650	15,650
Los Angeles Gen. Oblig.:
Participating VRDN Series PT 1476, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,235	10,235
TRAN 4.5% 6/29/07	54,000	54,030
Los Angeles Muni. Impt. Corp. Lease Rev.:
Participating VRDN:
Series PT 1405, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,440	8,440
Series PZ 158, 3.8% (Liquidity Facility Wells Fargo & Co.) (a)(b)	7,800	7,800
Series 2004 A-2, 3.67% 8/8/07, LOC Bank of America NA, CP	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District:
Bonds Series PT 3753, 3.69%, tender 7/19/07 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 5,680	$ 5,680
Participating VRDN:
Series Austin 109, 3.78% (Liquidity Facility Bank of America NA) (a)(b)	8,500	8,500
Series EGL 06 0143, 3.8% (Liquidity Facility Citibank NA) (a)(b)	30,600	30,600
Series EGL 06 88 Class A, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	4,515	4,515
Series EGL 07 0061, 3.78% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)	12,075	12,075
Series GS 07 9TP, 3.78% (Liquidity Facility DEPFA BANK PLC) (a)(b)	3,250	3,250
Series MS 06 1475, 3.78% (Liquidity Facility Morgan Stanley) (a)(b)	28,783	28,783
Series MS 06 1483, 3.78% (Liquidity Facility Morgan Stanley) (a)(b)	10,800	10,800
Series MSTC 01 135, 3.88% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	9,995	9,995
Series MT 285, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,640	5,640
Series PT 1763, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	16,740	16,740
Series PT 2196, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	9,610	9,610
Series PT 3382, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,950	5,950
Series PT 3409, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,025	4,025
Series PT 3553, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,300	8,300
Series PT 3722, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,735	4,735
Series PT 3754, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,700	2,700
Series PT 3856, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,160	8,160
Series Putters 1442, 3.78% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	12,500	12,500
Series Putters 1558, 3.78% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	8,000	8,000
Series Putters 1573, 3.78% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	17,315	17,315
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District: - continued
Series Putters 1729, 3.78% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	$ 12,585	$ 12,585
Series ROC II R 808 PB, 3.79% (Liquidity Facility Deutsche Postbank AG) (a)(b)	10,425	10,425
Series ROC II RR 625X, 3.79% (Liquidity Facility Citibank NA) (a)(b)	14,000	14,000
Series ROC RR II 6089, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	3,845	3,845
Series ROC RR II 7029, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	9,260	9,260
Series Solar 06 18, 3.78% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	5,260	5,260
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN:
Series EGL 7053003 Class A, 3.8% (Liquidity Facility Citibank NA) (a)(b)	11,000	11,000
Series ROC II R4034, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	13,540	13,540
3.63% 9/11/07 (Liquidity Facility WestLB AG) (Liquidity Facility California Teachers Retirement Sys.), CP	10,000	10,000
Merced Irrigation District Elec. Sys. Rev. Participating VRDN Series ROC II R512, 3.79% (Liquidity Facility Citibank NA) (a)(b)	3,250	3,250
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series EGL 07 0044, 3.78% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)	8,300	8,300
Series FRRI 00 A6, 3.81% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)	6,900	6,900
Series Merlots 99 O, 3.81% (Liquidity Facility Wachovia Bank NA) (a)(b)	11,880	11,880
Series PA 837, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,995	4,995
Series PT 3601, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,500	4,500
Metropolitan Wtr. District Southern California Wtrwks. Rev. Participating VRDN Series MSTC 01 113A, 3.76% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	14,890	14,890
Modesto Irrigation District Ctfs. of Prtn. Participating VRDN Series PT 1857, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,500	7,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Muni. Secs Trust Ctfs. (BEAR) Participating VRDN:
Series MSTC 287, 3.76% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	$ 9,000	$ 9,000
Series MSTC 3039, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	13,735	13,735
Series MSTC 3045, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	9,770	9,770
Series MSTC 3046, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	95	95
Series MSTC 5023, 3.78% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	11,000	11,000
Series MSTC 5027, 3.76% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	4,890	4,890
Northern California Gas Auth. #1 Participating VRDN Series GS 07 55, 3.8% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	39,310	39,310
Norwalk-Mirada Unified School District Participating VRDN Series SG 169, 3.78% (Liquidity Facility Societe Generale) (a)(b)	12,000	12,000
Oak Grove School District Participating VRDN Series ROC II R7527, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	9,895	9,895
Oakland Gen. Oblig.:
Participating VRDN:
Series Merlots 00 A, 3.81% (Liquidity Facility Wachovia Bank NA) (a)(b)	3,000	3,000
Series PT 959, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,785	3,785
TRAN 4.5% 7/17/07	16,900	16,912
Oakland Joint Powers Fing. Auth. Bonds Series Putters 1253, 3.68%, tender 7/26/07 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,200	4,200
Oxnard Fing. Auth. Wtr. Rev. Participating VRDN:
Series SG 174, 3.78% (Liquidity Facility Societe Generale) (a)(b)	4,960	4,960
Series Solar 06 85, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	12,000	12,000
Palm Desert Finl. Auth. Tax Allocation Participating VRDN Series PT 3810, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	11,200	11,200
Pasadena Elec. Rev. Participating VRDN Series PT 2282, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,270	5,270
Pomona Pub. Fing. Auth. Rev. Participating VRDN Series PT 3849, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,285	5,285
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Poway Redev. Agcy. Tax Allocation Rev. Participating VRDN:
Series Putters 372, 3.78% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	$ 11,085	$ 11,085
Series ROC II R2046, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,245	4,245
Puttable Floating Option Tax Receipts Participating VRDN:
Series PZP 019, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,890	10,890
Series PZP 13, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,080	6,080
Series PZP 14, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,700	5,700
Series PZP 2, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,275	3,275
Series PZP 9, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	18,160	18,160
Rancho Santiago Cmnty. College District Participating VRDN Series ROC II R2181, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,565	5,565
Regents of the Univ. of California Rev.:
Participating VRDN:
Series EGL 7050084 Class A, 3.8% (Liquidity Facility Citibank NA) (a)(b)	9,000	9,000
Series Merlots 97 G, 3.81% (Liquidity Facility Wachovia Bank NA) (a)(b)	20,000	20,000
Series MS 1274, 3.78% (Liquidity Facility Morgan Stanley) (a)(b)	15,135	15,135
Series MSDW 00 480, 3.78% (Liquidity Facility Morgan Stanley) (a)(b)	3,580	3,580
Series PA 1168, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	20,045	20,045
Series PT 872, 3.77% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	8,265	8,265
Series Putters 1201, 3.78% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,205	5,205
Series A, 3.67% 9/13/07, CP	13,200	13,200
Reset Optional Ctfs. Trust II-R Participating VRDN:
Series ROC 681, 3.79% (Liquidity Facility Citibank NA) (a)(b)	6,000	6,000
Series ROC II R 648 WFZ, 3.79% (Liquidity Facility Wells Fargo & Co.) (a)(b)	2,430	2,430
Series ROC II R 7042, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	7,865	7,865
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Rowland Unified School District Participating VRDN Series MS 06 1484, 3.78% (Liquidity Facility Morgan Stanley) (a)(b)	$ 2,200	$ 2,200
Sacramento City Fing. Auth. Rev. Participating VRDN:
Series PT 3757, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	11,105	11,105
Series PZ 93, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,350	5,350
Sacramento County Sanitation District Fing. Auth. Rev. Participating VRDN:
Series EGL 04 47 Class A, 3.8% (Liquidity Facility Citibank NA) (a)(b)	15,200	15,200
Series MS 06 1498, 3.78% (Liquidity Facility Morgan Stanley) (a)(b)	15,815	15,815
Series Putters 1407, 3.78% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,800	5,800
Series ROC II R504, 3.79% (Liquidity Facility Citibank NA) (a)(b)	3,230	3,230
Sacramento County Wtr. Fing. Auth. Rev. Participating VRDN:
Series GS 07 43, 3.78% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	8,465	8,465
Series PA 1176, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,120	4,120
Sacramento Muni. Util. District Elec. Rev. Participating VRDN:
Series BA 02 M, 3.78% (Liquidity Facility Bank of America NA) (a)(b)	3,975	3,975
Series PA 1180, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,500	2,500
Series PT 2140, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,180	7,180
Series PT 2215, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,620	5,620
Series Putters 591, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	2,175	2,175
Sacramento Muni. Util. District Fing. Auth. Rev. Participating VRDN Series Putters 1237Z, 3.78% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	14,650	14,650
San Diego Cmnty. College District Participating VRDN Series ROC II R7016, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	14,885	14,885
San Diego County Reg'l. Trans. Commission Series 2005 C, 3.68% 9/12/07 (Liquidity Facility JPMorgan Chase Bank), CP	5,700	5,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series PT 2375, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 4,980	$ 4,980
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Participating VRDN Series ROC II R 10004 CE, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	57,790	57,790
San Diego Unified School District Participating VRDN:
Series 3723, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,230	3,230
Series MS 01 847, 3.78% (Liquidity Facility Morgan Stanley) (a)(b)	8,210	8,210
Series MS 1499, 3.78% (Liquidity Facility Morgan Stanley) (a)(b)	5,945	5,945
Series MS 965, 3.78% (Liquidity Facility Morgan Stanley) (a)(b)	4,015	4,015
Series PA 1245, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,335	1,335
Series PT 3724, 3.77% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	6,980	6,980
Series PT 3879, 3.77% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	5,320	5,320
Series ROC II R1067, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	3,470	3,470
3.78% (Liquidity Facility Bank of America NA) (a)(b)	8,060	8,060
San Francisco Bldg. Auth. Lease Rev. Participating VRDN Series PT 3461, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,900	3,900
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series PT 3725, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,535	5,535
Series Putters 1561, 3.78% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,565	7,565
San Francisco City & County Pub. Util. Commission Wtr. Rev. Participating VRDN:
Series MS 06 1321, 3.78% (Liquidity Facility Morgan Stanley) (a)(b)	5,000	5,000
Series ROC II R 6085, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	2,075	2,075
San Francisco City & County Unified School District Participating VRDN:
Series Putters 549, 3.78% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,345	5,345
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Unified School District Participating VRDN: - continued
Series ROC II R 3055, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	$ 5,880	$ 5,880
San Francisco County Trans. Auth. Series B, 3.59% 9/12/07 (Liquidity Facility Landesbank Baden-Wuert), CP	7,300	7,300
San Francisco Student Finl. Auth. Participating VRDN Series Solar 06 97, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	14,765	14,765
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Participating VRDN:
Series GS 06 90, 3.79% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	2,270	2,270
Series GS 06 911, 3.79% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	1,162	1,162
Series MS 06 1524, 3.8% (Liquidity Facility Morgan Stanley) (a)(b)	5,900	5,900
Series PZ 187, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,275	5,275
Series TOC 06 Z17, 3.78% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	7,875	7,875
San Jose Evergreen Cmnty. College District Participating VRDN Series MS 06 1328, 3.78% (Liquidity Facility Morgan Stanley) (a)(b)	12,450	12,450
San Jose Fin. Auth. Rev. 3.7% 9/6/07, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., CP	11,527	11,527
San Jose Fing. Auth. Lease Rev. Participating VRDN Series Putters 1280Z, 3.78% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,700	5,700
San Jose Redev. Agcy. Tax Allocation Participating VRDN:
Series MS 02 749, 3.78% (Liquidity Facility Morgan Stanley) (a)(b)	6,495	6,495
Series MT 344, 3.78% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)	5,800	5,800
Series PT 3410, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,935	7,935
Series PT 3782, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,000	10,000
Series Putters 1621, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	5,905	5,905
Series Putters 575, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	2,555	2,555
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Unified School District Santa Clara County Participating VRDN:
Series PT 3497, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 8,240	$ 8,240
Series PZ 115, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,625	1,625
San Marcos Pub. Facilities Auth. Tax Allocation Rev. Participating VRDN Series ROC II R2027, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,605	5,605
San Mateo County Cmnty. College District Participating VRDN:
Series GS 07 5Z, 3.79% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	3,415	3,415
Series MSTC 3003, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	5,765	5,765
Series Stars 06 172, 3.78% (Liquidity Facility BNP Paribas SA) (a)(b)	11,930	11,930
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 3.81% (Liquidity Facility Wachovia Bank NA) (a)(b)	8,900	8,900
Santa Clara Valley Wtr. District Wtr. Util. Rev. Participating VRDN Series ROC II R 7532, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,590	4,590
Santa Rosa High School District Participating VRDN Series PT 2193, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,120	4,120
Santa Rosa Wastewtr. Rev. Participating VRDN Series PZ 43, 3.8% (Liquidity Facility BNP Paribas SA) (a)(b)	9,235	9,235
Sequoia Union High School District Bonds Series AAB 03 2, 3.78%, tender 6/7/07 (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	5,900	5,900
Sonoma County Jr. College District Rev. Participating VRDN Series MA 06 1466, 3.78% (Liquidity Facility Morgan Stanley) (a)(b)	3,505	3,505
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Participating VRDN Series PT 3283, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,060	8,060
South San Francisco Redev. Agcy. Tax Allocation Rev. Participating VRDN Series Solar 06 67, 3.76% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	13,890	13,890
Southern California Pub. Pwr. Auth. Rev. Participating VRDN Series MS 1045, 3.78% (Liquidity Facility Morgan Stanley) (a)(b)	5,470	5,470
Springfield Pub. Util. Rev. Participating VRDN Series 06 41, 3.79% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	11,475	11,475
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sunnyvale School District Participating VRDN:
Series PT 2710, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 3,630	$ 3,630
Series Putters 800, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	7,630	7,630
Univ. of California Revs. Participating VRDN Series Solar 06 39, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	10,285	10,285
Vallejo City Unified School District Participating VRDN Series PT 1664, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	11,765	11,765
Ventura County Gen. Oblig. TRAN 4.5% 7/2/07	10,000	10,007
Walnut Energy Ctr. Auth. Rev. Participating VRDN Series Putters 583, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	5,170	5,170
		3,436,843
Puerto Rico - 7.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 3.82% (Liquidity Facility Citigroup, Inc.) (a)(b)	52,000	52,000
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Floater 53G, 3.79% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	8,000	8,000
Series MS 975, 3.78% (Liquidity Facility Morgan Stanley) (a)(b)	13,110	13,110
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series GS 07 36, 3.81% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	5,200	5,200
Series MACN 05 N, 3.78% (Liquidity Facility Bank of America NA) (a)(b)	5,440	5,440
Series MACN 06 M, 3.78% (Liquidity Facility Bank of America NA) (a)(b)	7,375	7,375
Series MACN 06 R, 3.78% (Liquidity Facility Bank of America NA) (a)(b)	29,595	29,595
Series PA 1052, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	13,995	13,995
Series RobIns 14, 3.79% (Liquidity Facility Bank of New York, New York) (a)(b)	3,520	3,520
Series ROC 2 98 1, 3.79% (Liquidity Facility Citibank NA) (a)(b)	1,000	1,000
Series ROC II R 785 CE, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(b)	23,580	23,580
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN: - continued
Series ROC II R 790, 3.79% (Liquidity Facility Citibank NA) (a)(b)	$ 3,000	$ 3,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series MSTC 7005, 3.76% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	10,045	10,045
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Floaters 682, 3.78% (Liquidity Facility Morgan Stanley) (a)(b)	3,580	3,580
Series MS 1276, 3.78% (Liquidity Facility Morgan Stanley) (a)(b)	7,220	7,220
Series Putters 1816, 3.78% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,615	10,615
Series Putters 1818, 3.78% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	23,000	23,000
Series Putters 1868, 3.85% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	15,000	15,000
Series Putters 268, 3.78% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,100	1,100
Series SGA 43, 3.81% (Liquidity Facility Societe Generale) (a)(b)	9,700	9,700
Series SGA 44, 3.81% (Liquidity Facility Societe Generale) (a)(b)	9,400	9,400
Puerto Rico Infrastructure Fing. Auth.:
Bonds Series AAB 00 17, 3.78%, tender 6/7/07 (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	11,000	11,000
Participating VRDN Series MSTC 00 106, 3.76% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	19,995	19,995
		286,470
TOTAL INVESTMENT PORTFOLIO - 96.9% (Cost $3,723,313)		3,723,313
NET OTHER ASSETS - 3.1%		118,600
NET ASSETS - 100%		$ 3,841,913
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,590,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Golden West Schools Fing. Auth. Bonds Series PT 2985, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	10/10/06	$ 5,710
Los Angeles Unified School District Bonds Series PT 3753, 3.69%, tender 7/19/07 (Liquidity Facility Merrill Lynch & Co., Inc.)	12/7/06 - 2/20/07	$ 5,680
Oakland Joint Powers Fing. Auth. Bonds Series Putters 1253, 3.68%, tender 7/26/07 (Liquidity Facility JPMorgan Chase Bank)	2/15/06	$ 4,200
Income Tax Information
At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $3,723,313,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 24, 2007